Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Products	$ 222,502	$ 282,637	$ 164,918
Services	49,016	39,369	28,413
Total revenues	271,518	322,006	193,331
Cost of revenues
Products	125,935	132,730	75,040
Services	49,083	37,365	30,490
Total cost of revenues	175,018	170,095	105,530
Gross profit	96,500	151,911	87,801
Operating expenses
Research and development, net	56,026	43,729	31,464
Sales and marketing	71,067	58,752	36,405
General and administrative	39,289	36,637	26,661
Total operating expenses	166,382	139,118	94,530
Operating income (loss)	(69,882)	12,793	(6,729)
Financial income, net	13,382	2,599	3,498
Income (loss) before income taxes (tax benefit)	(56,500)	15,392	(3,231)
Taxes on income (tax benefit)	22,565	(135)	1,552
Net income (loss)	$ (79,065)	$ 15,527	$ (4,783)
Basic earnings (losses) per ordinary share (in Dollars per share)	$ (1.59)	$ 0.33	$ (0.11)
Diluted earnings (losses) per ordinary share (in Dollars per share)	$ (1.59)	$ 0.32	$ (0.11)